Effective immediately, the sub-section entitled “Sales Charges” in Appendix E entitled “Sales Charges and Distribution Plan Payments” is hereby restated in its entirety as follows:

Sales Charges

The following sales charges were paid during the specified periods:

MFS Conservative Allocation Fund:

	Class A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
May 31, 2010	$2,824,928	$454,009	$2,370,919	$12	$143,525	$18,149
May 31, 2009	$959,424	$153,559	$805,865	$5	$308,154	$30,739
May 31, 2008	$963,323	$158,382	$804,941	$16,158	$242,364	$16,401

	Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares
May 31, 2010	$155,943	$24,163	$131,780	N/A	$3,654	$95
May 31, 2009	$95,497	$14,419	$81,078	N/A	$3.602	$353
May 31, 2008	$103,620	$15,383	$88,237	N/A	$1,036	$1,397

MFS Moderate Allocation Fund:

	Class A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
May 31, 2010	$4,296,388	$668,507	$3,627,881	$355	$462,615	$29,203
May 31, 2009	$1,989,311	$308,431	$1,680,880	$8,073	$863,423	$44,344
May 31, 2008	$2,718,197	$436,548	$2,281,649	$17,620	$895,542	$49,067

	Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares
May 31, 2010	$302,715	$46,574	$256,141	N/A	$9,721	$137
May 31, 2009	$194,941	$29,555	$165,386	N/A	$16,607	$199
May 31, 2008	$236,845	$35,638	$201,207	N/A	$15,710	$1,611

MFS Growth Allocation Fund:

	Class A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
May 31, 2010	$4,115,276	$616,634	$3,498,642	$8,898	$502,476	$28,319
May 31, 2009	$2,459,635	$370,883	$2,088,752	$3,344	$867,236	$47,189
May 31, 2008	$3,816,918	$590,148	$3,226,770	$15,738	$1,024,808	$53,680

	Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares
May 31, 2010	$398,551	$58,466	$340,085	N/A	$12,751	$763
May 31, 2009	$284,750	$42,043	$242,707	N/A	$18,756	$305
May 31, 2008	$363,017	$54,173	$308,844	N/A	$18,086	$568

MFS Aggressive Growth Allocation Fund:

	Class A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class A Shares	Class B Shares	Class C Shares
May 31, 2010	$1,074,455	$163,085	$ 911,360	$1,080	$216,308	$ 18,723
May 31, 2009	$ 954,447	$143,258	$ 811,189	$ 585	$269,935	$ 17,948
May 31, 2008	$1,709,587	$261,013	$1,448,574	$7,088	$411,713	$291,164

	Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fiscal Year End	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares
May 31, 2010	$358,418	$49,681	$308,737	N/A	$7.036	$286
May 31, 2009	$293,736	$41,824	$251,912	N/A	$15,366	$222
May 31, 2008	$429,644	$63,465	$366,179	N/A	$ 9,527	$231